Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of related parties with whom the group conducted significant transactions and relationship
Related parties	Relationship
Mr. Yu Haifeng	Controlling shareholder and Chairman of the Group CEO of the Group until September 20, 2019
Fanhua Inc.	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with Puyi
Fanhua Lianxing Insurance Sales Co., Ltd.	Subsidiary of Fanhua Inc.
Tibet Zhuli Investment Co., Ltd.	Subsidiary of Fanhua Inc.
Mr. Tang Jianping	Minority shareholder of Zhonghui, who holds its 48% shares. As we disposed Zhonghui in December 2020, Mr. Tang Jianping was not our related party since then.
Shenzhen Taozhan Trade Co., Ltd.	Mr. Tang Jianping’s wife holds its 48% shares. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	A vehicle controlled by Mr. Tang Jianping by April 2020 and managed by the Group thereafter. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Shenzhen Red Lake Shengchuang Investment LLP	Ultimately controlled by Mr. Tang Jianping. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	Mr. Tang Jianping is the executive partner of this entity. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

Schedule of related party transactions
	Years ended June 30,
	Note	2019	2020	2021	2021
		RMB	RMB	RMB	US$
Loan provided to related parties
Shenzhen Red Lake Shengchuang Investment LLP	a	-	718	-	-
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	b	-	119	-	-
Subtotal		-	837	-	-

Repayment of loan from related parties
Shenzhen Red Lake Shengchuang Investment LLP	a	-	175	-	-
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	b	-	5	-	-
Shenzhen Taozhan Trade Co., Ltd.	c	410	-	-	-
Mr. Yu Haifeng	e	80	-	-	-
Subtotal		490	180	-	-

Loan received from related party
Tibet Zhuli Investment Co., Ltd.	f	50,000	-	-	-

Interest expense
Tibet Zhuli Investment Co., Ltd.	f	1,048	-	-	-

Repayment of loan to related party
Tibet Zhuli Investment Co., Ltd.	f	51,048	-	-	-

Advisory fee expense
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	g	581	-	-	-

Other services
Income from Fanhua Lianxing Insurance Sales Co., Ltd.	d	-	-	1,146	178
Amount received from Fanhua Lianxing Insurance Sales Co., Ltd.	d	-	-	494	77

Schedule of amounts due from related parties
	As of June 30,
	Note	2020	2021	2021
		RMB	RMB	US$

Shenzhen Red Lake Shengchuang Investment LLP	a	543	-	-
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd	b	114	-	-
Shenzhen Taozhan Trade Co., Ltd.	c	590	-	-
Fanhua Lianxing Insurance Sales Co., Ltd.	d	-	721	112
Total		1,247	721	112